EMPLOYEE POST-EMPLOYMENT BENEFITS (Details) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended				6 Months Ended					3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 05, 2012	Jun. 05, 2012	Dec. 04, 2012	Jun. 05, 2012	Dec. 04, 2012 Pension Plans, Defined Benefit [Member]		Nov. 29, 2011 Pension Plans, Defined Benefit [Member]		Dec. 04, 2012 Pension Plans, Defined Benefit [Member]		Nov. 29, 2011 Pension Plans, Defined Benefit [Member]		Jun. 05, 2012 Pension Plans, Defined Benefit [Member]	Dec. 04, 2012 Postretirement Medical and Life Benefits [Member]		Nov. 29, 2011 Postretirement Medical and Life Benefits [Member]		Dec. 04, 2012 Postretirement Medical and Life Benefits [Member]		Nov. 29, 2011 Postretirement Medical and Life Benefits [Member]		Jun. 05, 2012 Postretirement Medical and Life Benefits [Member]		May 31, 2011 Postretirement Medical and Life Benefits [Member]		Jun. 01, 2010 Postretirement Medical and Life Benefits [Member]
EMPLOYEE POST-EMPLOYMENT BENEFITS [Abstract]
Defined benefit pension plans			3										3
Estimated contributions to be made in remainder of fiscal year			$ 400,000
Lump sum pension payment accrued liability for CEO	(8,100,000)	(8,100,000)	(8,100,000)	(8,100,000)
Number of months after which lump sum pension payment will be made	6 months
Defined contribution plans	2	2		2
Defined Benefit Plan Disclosure [Line Items]
Service cost					115,000		134,000		230,000		268,000			3,000		2,000		6,000		4,000		10,000		9,000		10,000
Interest cost					525,000		576,000		1,050,000		1,152,000			15,000		18,000		30,000		36,000		71,000		75,000		85,000
Expected return on plan assets					(102,000)		(126,000)		(204,000)		(252,000)
Amortization of prior service cost					26,000	[1]	64,000	[1]	52,000	[1]	128,000	[1]		(14,000)	[1]	(14,000)	[1]	(28,000)	[1]	(28,000)	[1]	(55,000)	[1]	(60,000)	[1]	(64,000)	[1]
Recognized actuarial loss					565,000		426,000		1,130,000		852,000			53,000		34,000		106,000		68,000		(313,000)		(264,000)
Net periodic benefit cost					1,129,000		1,074,000		2,258,000		2,148,000			57,000		40,000		114,000		80,000		162,000		136,000		133,000
Executive Retirements [Abstract]
Severance Costs	2,200,000			1,700,000
Pension Plan, estimated charge		$ 2,800,000	$ 2,800,000

[1]	Prior service costs are amortized on a straight-line basis over the average remaining service period of employees expected to receive benefits.